Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related party transactions.
Summary of Related party transactions

Transactions with related parties

In addition to the transactions and balances detailed elsewhere in these financial statements, the Group had the following material transactions with related parties during the periods:

	For the six months ended June 30,
(Euro thousands)	2025	2024
(i) Sales of goods
Handsome Corporation (1)	249	730
(ii) Rental expenses
Shanghai Fosun Bund Property Co., Ltd. (3)	—	162
(iii) Other service expenses
Baozun Hong Kong Investment Limited and its subsidiaries (1)	322	723
(iv) Interest expenses
Fosun International Limited (1)	7,742	1,869
Meritz Securities Co., Ltd. (4)	2,442	5,224
Shanghai Fosun High Technology (Group) Co., Ltd. (2)	491	504
FPI (US) I LLC (2)	99	110
Shanghai Fosun High Technology Group Finance Co., Ltd. (2)	56	—
Fosun JoyGo (HK) Technology Limited (2)	—	2
Total interest expenses	10,830	7,709

	For the six months ended June 30,
(Euro thousands)	2025	2024
(v) Proceeds of shareholder loan
Fosun International Limited	86,102	58,127
Shanghai Fosun High Technology Group Finance Co., Ltd.	866	576
FPI (US) I LLC	—	2,790
Total proceeds of shareholder loan	86,968	61,493
(vi) Repayments of shareholder loan
Meritz Securities Co., Ltd.	16,710	11,090
Fosun International Limited	9,151	—
Shanghai Fosun High Technology Group Finance Co., Ltd.	452	—
Fosun JoyGo (HK) Technology Limited	—	1,107
Total repayments of shareholder loan	26,313	12,197
(vii) Repayments of financing fund
Meritz Securities Co., Ltd.	48,091	—
(viii) Proceeds from financing of intangible assets
Itochu Corporation (1)	22,610	—
(ix) Royalty
Handsome Corporation	1,390	1,503
Itochu Corporation	1,018	1,876
Total royalty	2,408	3,379

Balances with related parties

	At June 30,	At December 31,
(Euro thousands)	2025	2024
(i) Borrowings
Fosun International Limited	208,179	134,649
Shanghai Fosun High Technology (Group) Co., Ltd.	9,155	10,221
FPI (US) I LLC	2,300	2,579
Shanghai Fosun High Technology Group Finance Co., Ltd.	1,495	1,349
Meritz Securities Co., Ltd.	—	16,710
Total borrowings	221,129	165,508
(ii) Other current liabilities
Fosun International Limited	14,857	7,362
Shanghai Yu Garden Group and its subsidiaries	9,043	9,671
Shanghai Fosun Bund Property Co., Ltd.	1,867	2,114
Baozun Hong Kong Investment Limited and its subsidiaries	1,532	1,105
Shanghai Fosun Industrial Investment Co., Ltd. (2)	923	1,030
Shanghai Fosun High Technology (Group) Co., Ltd.	361	403
FPI (US) I LLC	297	229
Fosun Holdings Limited	255	289
Shanghai Fosun High Technology Group Finance Co., Ltd.	19	3
Meritz Securities Co., Ltd.	—	53,172
Total other current liabilities	29,154	75,378
(iii) Other current assets
Fosun International Limited	239	267
(iv) Other non-current liabilities
Itochu Corporation	27,180	4,570
Shanghai Fosun High Technology (Group) Co., Ltd.	3,032	2,872
Total other non-current liabilities	30,212	7,442

Notes:

(1)	One of the shareholders of the Group.
(2)	Subsidiaries of Fosun International Limited.
(3)	Joint venture of Fosun International Limited.
(4)	One of the shareholders of the Group from January 1, 2025 to June 26, 2025 and the related party transactions are accumulated transactions for this period. It ceased to be a related party from June 27, 2025, when the Group repurchased its shares.